Banking Issuances (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deposits

	December 31, 2024	December 31, 2023

Certificate of Deposit (i)	17,038,525	13,062,034
Interbank deposits (ii)	7,050,709	3,126,406
	24,089,234	16,188,440

Current	12,677,098	11,365,373
Non-Current	11,412,136	4,823,067

(i)    During the year ended December 31, 2024, the average interest cost amounted to 109% of CDI (110% of CDI in December 31, 2023). Some deposits have interest rates correlated to the IPCA (Brazilian inflation rates) and fixed rates. For these certificates of deposit, the Company contracts derivative financial instruments (Swaps) with the specific objective of protecting deposit from fluctuations arising from inflation, changing IPCA and fixed rates for CDI rates. More details of financial instruments in note 30.
(ii)    During the year ended December 31, 2024, the average interest cost associated amounted to 110% of CDI (111% of CDI on December 31, 2023).
The maturity analysis of banking issuances based on due date of the agreements (disregarding that some can be withdrawn at any time) is as follows:

	December 31, 2024	December 31, 2023

Due within 30 days	4,289,493	1,621,234
Due within 31 to 120 days	5,258,608	6,087,472
Due within 121 to 180 days	763,642	2,513,783
Due within 181 to 360 days	2,365,355	1,142,884
Due to 361 days or more days	11,412,136	4,823,067
	24,089,234	16,188,440
The changes in deposits were as follows:

On December 31, 2022	11,995,288
Additions	17,958,706
Withdraws	(14,408,110)
Interest	642,556
On December 31, 2023	16,188,440
Additions	42,437,883
Withdraws	(35,607,575)
Interest	1,070,486
On December 31, 2024	24,089,234